BASIS OF PRESENTATION OF THE COMBINED CARVE-OUT FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Codere Online Business [Member]
Reserve Quantities [Line Items]
BASIS OF PRESENTATION OF THE COMBINED CARVE-OUT FINANCIAL STATEMENTS

2.	BASIS OF PRESENTATION OF THE COMBINED CARVE-OUT FINANCIAL STATEMENTS

The Group was not in place for the periods presented. Rather, it is a combination of entities and businesses currently owned by Codere Group and that have been under common control of Codere Group during the periods presented. Management has prepared these combined carve-out financial statements only for the purpose of including them as historical financial information of the Group in a public prospectus.

The accompanying combined carve-out financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The combined carve-out financial statements were approved by the management on August 12, 2021.

The transition to IFRS is accounted for in accordance with IFRS 1 (First-time Adoption of International Financial Reporting Standards), using January 1, 2019 as the transition date. Codere prepares consolidated financial statements that are publicly available and comply with IFRS as issued by the European Union (“IFRS-EU”). Therefore, in preparing the Group’s combined carve-out opening statement of financial position as of January 1, 2019, the Group elected to measure its assets and liabilities on its combined carve-out financial statements at the carrying amounts that were included in Codere Group’s consolidated financial statements, based on Codere Group’s date of transition to IFRS (which occurred on January 1, 2004), excluding the effects of the business combination in which Codere Group acquired its subsidiaries and those adjustments made for consolidation procedures.

The accompanying combined carve-out financial statements are the first set of financial statements the Group has issued. This is the first time the financial statements of the Group have been prepared and is also the first time this entity has issued financial statements prepared in accordance with IFRS. Consequently, IFRS 1 disclosures have not been presented since the entities that comprise the Group have historically presented standalone financial information in accordance with its own local GAAPs and there is no historical combined carve-out information.

As explained in Note 1, in 2021 the Group will complete a merger transaction that ultimately results in obtaining control over the combined entities. Since all entities were under the common control and management of Codere Group both before and after the transfer, the transfer was treated as a reorganization of entities under common control, which is outside of the scope of IFRS 3 (Business Combinations).

Accordingly, the Group has made an accounting policy choice to present business combinations under common control using the “predecessor accounting method”, thereby measuring the assets and liabilities of the incorporated businesses using existing carrying values that were included in the consolidated financial statements of Codere Group prepared under IFRS-EU. Any difference between the consideration given and the aggregate book value of the assets and liabilities of the acquired entities as of the date of the transaction will be reflected as an adjustment to equity.

Also, for comparative purposes, the Group has elected a retrospective presentation method to present 2019 comparative figures as if the merger of the entities under common control, described above, had taken place at the beginning of the earliest comparative period presented.

The Group has used the same accounting policies in its opening statement of combined carve-out financial position and throughout all of the periods presented, which are compliant with IFRS effective at the end of December 31, 2020. Note 3 includes a detailed description of the most significant accounting policies used consistently to prepare these combined carve-out financial statements.